Quarterly Data (Schedule Of Unaudited Quarterly Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 25, 2012	Aug. 26, 2012	May 25, 2014	May 26, 2013	May 27, 2012
Condensed Financial Statements [Line Items]
Sales	$ 1,650.1	$ 1,618.5	$ 1,485.6	$ 1,531.5	$ 1,592.4	$ 1,586.0	$ 1,369.3	$ 1,373.3	$ 6,285.6	$ 5,921.0	$ 5,327.1
Earnings before income taxes	33.9	89.1	1.8	49.8	83.1	105.7	9.5	75.6	174.6	274.0	355.1
Earnings from continuing operations	48.4	86.6	6.0	42.2	78.5	88.0	7.8	62.9	183.2	237.3	279.2
Earnings from discontinued operations	38.1	23.1	13.8	28.0	54.7	46.4	25.8	47.9	103.0	174.6	196.3
Net earnings	$ 86.5	$ 109.7	$ 19.8	$ 70.2	$ 133.2	$ 134.4	$ 33.6	$ 110.8	$ 286.2	$ 411.9	$ 475.5
Basic net earnings per share:
Earnings from continuing operations, Basic (in dollars per share)	$ 0.37	$ 0.66	$ 0.05	$ 0.32	$ 0.60	$ 0.68	$ 0.06	$ 0.49	$ 1.40	$ 1.84	$ 2.15
Earnings from discontinued operations, Basic (in dollars per share)	$ 0.29	$ 0.18	$ 0.10	$ 0.22	$ 0.43	$ 0.36	$ 0.20	$ 0.37	$ 0.78	$ 1.35	$ 1.50
Net earnings (in dollars per share)	$ 0.66	$ 0.84	$ 0.15	$ 0.54	$ 1.03	$ 1.04	$ 0.26	$ 0.86	$ 2.18	$ 3.19	$ 3.65
Diluted net earnings per share:
Earnings from continuing operations, Diluted (in dollars per share)	$ 0.36	$ 0.65	$ 0.05	$ 0.32	$ 0.59	$ 0.67	$ 0.06	$ 0.48	$ 1.38	$ 1.80	$ 2.10
Earnings from discontinued operations, Diluted (in dollars per share)	$ 0.29	$ 0.17	$ 0.10	$ 0.21	$ 0.42	$ 0.35	$ 0.20	$ 0.37	$ 0.77	$ 1.33	$ 1.47
Net earnings (in dollars per share)	$ 0.65	$ 0.82	$ 0.15	$ 0.53	$ 1.01	$ 1.02	$ 0.26	$ 0.85	$ 2.15	$ 3.13	$ 3.57
Dividends paid per share (dollars per share)	$ 0.55	$ 0.55	$ 0.55	$ 0.55	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 2.2	$ 2
Maximum
Stock price:
Stock price (dollars per share)	$ 52.5	$ 54.89	$ 53.99	$ 55.25	$ 54.21	$ 54.19	$ 57.93	$ 54.09	$ 55.25	$ 57.93
Minimum
Stock price:
Stock price (dollars per share)	$ 47.83	$ 47.05	$ 44.78	$ 46.62	$ 44.81	$ 44.11	$ 50	$ 48.39	$ 44.78	$ 44.11